DECS TRUST II





Semiannual Report
June 30, 1999







Trustees
  Donald J. Puglisi, Managing Trustee
  William R. Latham III
  James B. O'Neill



Administrator, Custodian, Transfer Agent and Paying Agent
  The Bank of New York
  101 Barclay Street
  New York, New York 10286

DECS TRUST II

Summary Information
--------------------------------------------------------------------------------

Each of the DECS issued by the DECS Trust II represents the right to receive an annual distribution of $1.81328, and will be exchanged on November 15, 2000 (the "Exchange Date") for between 0.8130 and 1.0 subordinate voting shares, without par value ("Subordinate Voting Shares"), of Royal Group Technologies Limited (the "Company"), or an equivalent value in cash or cash and Subordinate Voting Shares. The DECS are designed to provide investors with a higher yield than the dividend yield paid on the Subordinate Voting Shares, while also providing the opportunity for investors to share in the appreciation, if any, of the Subordinate Voting Shares above a threshold appreciation price. The DECS are not subject to redemption prior to the Exchange Date.

The Trust was established to purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through November 15, 2000, and forward purchase contracts with certain shareholders of the Company (the "Sellers"). The trustees of the Trust do not have the power to vary the investments held by the Trust. The Trust's investment objective is to provide each holder of DECS with a quarterly distribution of $0.45332 per DECS, payable on each February 15, May 15, August 15 and November 15, through November 15, 2000, and, on November 15, 2000, a number of Subordinate Voting Shares of the Company per DECS (or, if some or all of the Sellers exercise their cash settlement option in the forward purchase contracts, the cash equivalent of such shares or a combination of Subordinate Voting Shares and cash) computed as follows: if the Exchange Price (as defined below) is equal to or greater than $32.44, holders of DECS will receive 0.8130 Subordinate Voting Shares per DECS; if the Exchange Price is less than $32.44 but equal to or greater than $26.375, holders of DECS will receive a fraction of a Subordinate Voting Shares per DECS having a value (determined at the Exchange Price) equal to $26.375; and if the Exchange Price is less than $26.375, holders of DECS will receive one Subordinate Voting Shares per DECS, subject in each case to adjustment in certain events. Upon any distribution of Subordinate Voting Shares of the Company, holders of DECS will receive the number of whole Subordinate Voting Shares to which their DECS entitle them and cash in lieu of any remaining fractional share. The "Exchange Price" is the average closing price per share of Subordinate Voting Shares the Company on the New York Stock Exchange (or if the Subordinate Voting Shares are not then listed on the NYSE, on the principal Canadian securities exchange on which the Subordinate Voting Shares are listed) for the 20 trading days immediately prior to, but not including, November 15, 2000.

                                    CONTENTS

--------------------------------------------------------------------------------

FINANCIAL STATEMENTS

     Statement of net assets                                                  1

     Schedule of investments                                                  2

     Statement of operations                                                  3

     Statements of changes in net assets                                      4

     Notes to financial statements                                          5-7

     Financial highlights                                                     8

DECS TRUST II

STATEMENT OF NET ASSETS
June 30, 1999
(Unaudited)
---------------------------------------------------------------------------------------------

ASSETS
     Investments, at value (amortized cost $72,957,460) (Notes 2, 4, and 8)     $  83,574,003
     Cash                                                                                 927
                                                                                -------------
          Total Assets                                                          $  83,574,930
                                                                                =============

          Net Assets                                                            $  83,574,930
                                                                                =============


COMPOSITION OF NET ASSETS
     DECS no par value;
       3,150,000 shares issued and outstanding (Note 9)                         $  72,230,824
     Net unrealized appreciation of investments                                    10,616,543
     Undistributed net investment income                                              727,563
                                                                                -------------
          Net Assets                                                            $  83,574,930
                                                                                =============

          Net Asset Value per DECS                                              $       26.53
                                                                                =============





See Notes to Financial Statements.

DECS TRUST II

SCHEDULE OF INVESTMENTS
June 30, 1999
(Unaudited)
                                               Par        Maturity          Market           Amortized
Securities Description                        Value         Date             Value              Cost
------------------------------------------------------------------------------------------------------

UNITED STATES GOVERNMENT
SECURITIES:

United States Treasury Strips            $  1,428,000     08/15/99     $   1,419,775     $   1,418,016
United States Treasury Strips               1,428,000     11/15/99         1,402,624         1,398,187
United States Treasury Strips               1,428,000     02/15/00         1,384,560         1,378,277
United States Treasury Strips               1,428,000     05/15/00         1,365,925         1,359,313
United States Treasury Strips               1,428,000     08/15/00         1,345,704         1,339,954
United States Treasury Strips               1,428,000     11/15/00         1,327,669         1,320,763
                                         ------------                  -------------     -------------
                                         $  8,568,000                      8,246,257         8,214,510
                                         ============

FORWARD PURCHASE CONTRACTS:
Royal Group Technologies Limited
  Subordinate Voting Shares
    Forward Purchase Agreements                           11/15/00        75,327,746        64,742,950
                                                                       -------------     -------------
          Total                                                        $  83,574,003     $  72,957,460
                                                                       =============     =============





See Notes to Financial Statements.

DECS TRUST II

STATEMENT OF OPERATIONS
For the six months ended June 30, 1999
(Unaudited)
------------------------------------------------------------------------------------------------------

ACCRETION OF ORIGINAL ISSUE DISCOUNT                                                     $     264,438

EXPENSES:
     Administrative fees and expenses                                $      18,787
     Legal fees                                                              7,351
     Accounting fees                                                         7,841
     Mailing expense                                                         7,351
     Trustees' fees (Note 5)                                                 5,881
                                                                     -------------

          Total fees and expenses                                           47,211

EXPENSE REIMBURSEMENT (Note 7)                                             (47,211)
                                                                     -------------

          Total expenses- net                                                                    ---
                                                                                         -------------

          Net investment income                                                                264,438

          Net change in unrealized appreciation
            of investments                                                                  16,854,987
                                                                                         -------------

          Net increase in net assets resulting from operations                           $  17,119,425
                                                                                         =============





See Notes to Financial Statements.

DECS TRUST II

STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended June 30,1999 and the year ended December 31, 1998
(Unaudited)
                                                                      Six months               Year ended
                                                                         ended                December 31,
                                                                     June 30, 1999                1998
----------------------------------------------------------------------------------------------------------

OPERATIONS
     Net investment income                                           $     264,438          $     741,685
     Unrealized appreciation (depreciation) of investments              16,854,987             (3,658,446)
                                                                     -------------          -------------
          Net increase (decrease) in net assets
            from operations                                             17,119,425             (2,916,761)
                                                                     -------------          -------------

DISTRIBUTIONS
     Net investment income                                                (213,386)              (202,686)
     Return of capital                                                  (2,642,530)            (5,715,471)
                                                                     -------------          -------------
          Net decrease in net assets from distributions                 (2,855,916)            (5,918,157)
                                                                     -------------          -------------


          Total increase (decrease) in net assets for
            the period                                                  14,263,509             (8,834,918)

          Net assets, beginning of period                               69,311,421             78,146,339
                                                                     -------------          -------------

          Net assets, end of period                                  $  83,574,930          $  69,311,421
                                                                     =============          =============




See Notes to Financial Statements.

DECS TRUST II

NOTES TO FINANCIAL STATEMENTS
(Unaudited)
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

DECS Trust II ("Trust") was established on September 2, 1997 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "Act"). In September 1997, the Trust sold DECS (each, a "DECS") to the public pursuant to a Registration Statement on Form N-2 under the Securities Act of 1933 and the Act. The Trust used the proceeds to purchase a portfolio comprised of stripped U.S. Treasury securities and forward purchase contracts for Subordinate Voting Shares of Royal Group Technologies Limited ("ROYAL") with certain shareholders of ROYAL (the "Sellers"). The stock is deliverable pursuant to the contracts on November 15, 2000 and the Trust will thereafter terminate.

Pursuant to the Administration Agreement between the Trust and The Bank of New York (the "Administrator"), the Trustees have delegated to the Administrator the administrative duties with respect to the Trust.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant  accounting  policies  followed by
the  Trust,  which  are  in  conformity  with  generally   accepted   accounting
principles.

   Valuation of Investments
   ------------------------

     The U.S. Treasury Strips are valued at the mean of the bid and ask price at the close of the period. Amortized cost is calculated using the effective interest method. The forward purchase contract is valued at the mean of the bid prices received by the Trust at the end of each period from two independent broker-dealer firms unaffiliated with the Trust who are in the business of making bids on financial instruments similar to the Contract and with terms comparable thereto.

   Investment Transactions
   -----------------------

     Securities transactions are accounted for as of the date the securities are purchased and sold (trade date). Interest income is recorded as earned and consists of accrual of discount. Realized gains and losses are accounted for on the specific identification method.

   Use of Estimates
   ----------------

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

DECS TRUST II

NOTES TO FINANCIAL STATEMENTS
(Unaudited)
--------------------------------------------------------------------------------

NOTE 3. DISTRIBUTIONS

DECS holders are entitled to receive distributions from the maturity of U.S. Treasury Strips of $1.81328 per annum or $.45332 per quarter (except for the first distribution on February 15, 1998 which was $.519).

NOTE 4. PURCHASES AND SALES OF INVESTMENT

Maturities of U.S. Treasury Strips for the six months ended June 30, 1999 and the year ended December 31, 1998 totaled $2,856,000 and $5,919,000 respectively. There were no purchases or sales of such investments during either period.

NOTE 5. TRUSTEES FEES

Each of the three Trustees was paid a one-time, up front fee of $10,800 for his services during the life of the Trust. In addition, the Managing Trustee was paid an additional one-time, up front fee of $3,600 for serving in such capacity. The total fees paid to the Trustees of $36,000 are being expensed over the life of the Trust. As of June 30, 1999, the Trust had expensed $19,625 of such fees.

NOTE 6. INCOME TAXES

The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

As of June 30, 1999, net unrealized appreciation of investments aggregated $10,616,543, consisting of gross appreciation and depreciation of investments of $10,616,543 and $0, respectively. The amortized cost of investment securities for Federal income tax purposes was $72,957,460 at June 30, 1999.

NOTE 7. EXPENSES

The estimated expenses to be incurred by the Trust in connection with the offering of the DECS and its ongoing operations is $459,000. Of this amount, $170,000 represents offering expenses ($160,000) and organizational expenses ($10,000) incurred by the Trust. All of these expenses are being paid directly by the sponsor of the Trust and the Sellers. The remaining amount of $289,000 represents a prepayment of estimated administrative and other operating expenses. Such amount was paid to the Administrator by the sponsor. Expenses incurred in excess of this amount will be paid by the Sellers.

Cash received by the Administrator from the sponsor of the Trust of $289,000 for the payment of administrative and related operating expenses of the Trust has not been included in the Trust's financial statements since the amount does not represent Trust property. At June 30, 1999, $208,692 had been paid by the Administrator for current and prepaid administrative and related operating expenses. All administrative and related operating expenses incurred by the Trust are reflected in the Trust's financial statements net of amounts reimbursed.

DECS TRUST II

NOTES TO FINANCIAL STATEMENTS
(Unaudited)
--------------------------------------------------------------------------------

NOTE 8. FORWARD PURCHASE CONTRACTS

On November 4, 1997, the Trust entered into forward purchase contracts with the Sellers and paid to the Sellers $64,742,950 in connection therewith. Pursuant to such contracts, the Sellers are obligated to deliver to the Trust a specified number of ROYAL Subordinate Voting Shares on November 15, 2000 (the "Exchange Date") so as to permit the holders of the DECS to exchange on the Exchange Date each of their DECS for between .813 and 1.00 Subordinate Voting Shares. See the Trust's original prospectus dated October 29, 1997 for the formula upon which such exchange will be determined.

The forward purchase contracts held by the Trust at June 30, 1999 are as follows:

                                 Exchange          Cost of           Contracts'       Unrealized
                                   Date           Contracts            Value         Appreciation
                                   ----           ---------            -----         ------------

Royal Group Technologies
  Limited Subordinated
  Voting Shares Forward
  Purchase Agreements            11/15/00      $  64,742,950      $  75,327,746      $ 10,584,796
                                               =============      =============      ============

The Sellers' obligations under the forward purchase contracts are collateralized by ROYAL Subordinate Voting Shares which are being held in the custody of the Trust's Custodian, The Bank of New York. At June 30, 1999, the Custodian held 1,450,000 shares with an aggregate value of $42,684,375.

NOTE 9. CAPITAL SHARE TRANSACTIONS

On October 8, 1997 one DECS was sold to the underwriters of the DECS for $100,000. As a result of a stock split effected immediately prior to the public offering of the DECS, this DECS was converted into 3,791 DECS. During the offering period, the Trust sold 3,146,209 DECS to the public and received net proceeds of $80,488,825 ($82,981,262 less sales commission of $2,492,437). As of June 30, 1999 there were 3,150,000 DECS issued and outstanding with an aggregate cost, net of sales commission and return of capital, of $72,230,824.

DECS TRUST II

FINANCIAL HIGHLIGHTS
(Unaudited)
--------------------------------------------------------------------------------

The Trust's financial highlights are presented below. The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from the Trust's beginning net asset value to the ending net asset value so that they can understand what effect the individual items have on their investment assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item as disclosed in the financial statements to their equivalent per share amounts.

The total return based on market value measures the Trust's performance assuming investors purchased shares at market value as of the beginning of the period, reinvested dividends and other distributions at market value, and then sold their shares at the market value per share on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of the Trust. The total return for period of less than one year is not annualized.


                                                       Six Months            Year          November 4, 1997
                                                         Ended               Ended           Commencement
                                                        June 30,          December 31,     of Operations) to
                                                          1999               1998          December 31, 1997
                                                          ----               ----          -----------------
PER SHARE OPERATING PERFORMANCE FOR A
DECS OUTSTANDING THROUGHOUT THE PERIOD
Investment income                                     $     0.08          $     0.24          $     0.04
Expenses                                                    0.00                0.00                0.00
                                                      ----------          ----------          ----------
Investment income - net                                     0.08                0.24                0.04
Distributions from income                                  (0.06)              (0.07)               0.00
Return of capital                                          (0.84)              (1.82)               0.00
Adjustments to capital (sales commissions)                                                         (0.79)
Unrealized gain (loss) on investments                       5.35               (1.16)              (0.82)
Net increase (decrease) in net asset value                  4.53               (2.81)              (1.57)
Beginning net asset value                                  22.00               24.81               26.38
                                                      ----------          ----------          ----------
Ending net asset value                                $    26.53          $    22.00          $    24.81
                                                      ==========          ==========          ==========
Ending market value                                   $    26.63          $    22.00          $    23.63
                                                      ==========          ==========          ==========

TOTAL INVESTMENT RETURN BASED ON MARKET VALUE              25.55 %             (6.90)%            (10.43)%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets:
     Before reimbursements (1)                              0.12 %              0.12 %              0.11 %
     After reimbursements (1)                               0.00 %              0.00 %              0.00 %
Ratio of net investments income to average
  net assets:
     Before reimbursements (1)                              0.58 %              0.81 %              1.04 %
     After reimbursements (1)                               0.70 %              0.93 %              1.15 %
Net assets, end of period (in thousands)              $   83,575          $   69,311          $   78,146

     (1) Annualized